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                         SUPPLEMENT TO THE JULY 31, 2006
       LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND PROSPECTUS

THE PROSPECTUS IS AMENDED AS OF APRIL 17, 2007.

TO THE COVER PAGE, BELOW "LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND', THE FOLLOWING IS ADDED:

(Closed effective May 31, 2007)

AT PAGE 20, BELOW "LAUDUS ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND", THE PARENTHETICAL IS DELETED AND THE FOLLOWING IS ADDED:

This fund is closed to all investors effective May 31, 2007 except the fund will continue to offer shares for purchase to certain qualified retirement plans that included (or offered) the fund as an investment option prior to May 31, 2007 and through reinvestment of dividends and capital gains.

BEGINNING ON PAGE 44, THE FOURTH AND FIFTH PARAGRAPHS OF THE "PURCHASING SHARES" SECTION ARE REVISED TO READ AS FOLLOWS:

The Laudus Rosenberg U.S. Small Capitalization Fund was closed to new investors effective October 15, 2003. The Laudus Rosenberg International Small Capitalization Fund was closed to all investors, effective May 31, 2007, except the fund will continue to offer shares for purchase to certain qualified retirement plans that included (or offered) the fund as an investment option prior to May 31, 2007. The Laudus Rosenberg U.S. Discovery Fund closed to new investors on April 30, 2006. Existing shareholders of the Laudus Rosenberg U.S. Small Capitalization Fund and Laudus Rosenberg U.S. Discovery Fund ("Existing Shareholders") may continue to purchase additional shares in existing or new accounts and receive dividends and/or distributions in the form of additional shares of the Funds. Existing shareholders of the Laudus Rosenberg U.S. Small Capitalization or Laudus Rosenberg U.S. Discovery Fund may include retirement plans that held shares of either Fund at the time of that Fund's closing, as well as the participants of those retirement plans even if such participants have joined the retirement plan since the time of the Fund's closing. Existing shareholders also may include retirement plans sponsored by a sponsor of a retirement plan currently invested in the closed Fund, even if the retirement plan was not an investor at the time of the Fund's closing. In addition, investment advisers and wrap accounts may be considered existing shareholders if they held shares, on behalf of their clients, of the Laudus Rosenberg U.S. Small Capitalization, or Laudus Rosenberg U.S. Discovery Fund at the time of each respective Fund's closing. The clients of investment advisers and wrap accounts may also be considered existing shareholders if they held shares of the Laudus Rosenberg U.S. Small Capitalization or Laudus Rosenberg U.S. Discovery Fund at the time of that Fund's closing. If you hold shares through an Intermediary, please consult that Intermediary to determine if they can accommodate such subsequent investments.

Shareholders of other Funds will not be permitted to exchange any shares for shares of the Laudus Rosenberg International Small Capitalization Fund. Shareholders of other Funds will not be permitted to exchange any shares for shares of the Laudus Rosenberg U.S. Small Capitalization or Laudus Rosenberg U.S. Discovery Funds unless such shareholders are also existing shareholders of the Laudus Rosenberg U.S. Small Capitalization or Laudus Rosenberg U.S. Discovery Funds. The Trust reserves the right at any time to modify the restrictions set forth above, including the suspension of all sales of all shares of the Laudus Rosenberg U.S. Small Capitalization, Laudus Rosenberg International Small Capitalization and Laudus Rosenberg U.S. Discovery Funds or the lifting of restrictions on different classes of investors and/or transactions.

AT PAGE 48, THE SECOND PARAGRAPH OF THE "EXCHANGING AND CONVERTING SHARES"
SECTION IS REVISED TO READ AS FOLLOWS:

Shareholders of other Funds will not be permitted to exchange any shares for shares of the Laudus Rosenberg International Small Capitalization Fund. Shareholders of the Funds will not be permitted to exchange any of their shares for shares of the Laudus Rosenberg U.S. Discovery Fund or the Laudus Rosenberg U.S. Small Capitalization Fund unless such shareholders are also existing shareholders of the Laudus Rosenberg U.S. Discovery Fund or the Laudus Rosenberg U.S. Small Capitalization Fund.

                 PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS.
REG 37633 (04/07) (C) 2007 All Rights Reserved